Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.23	12.31.22
Deposits as Collateral	286,828,739	313,106,746
Special Accounts as Collateral—Argentine Central Bank	97,974,572	126,369,430
Forward Purchases of monetary regulatory instruments	46,761,090	34,682,973
Less: Allowances	(7,199)	(499,613)
Total	431,557,202	473,659,536
The restricted availability assets are detailed in Note 52.2.